Customer accounts and amounts due to banks (Details) - RUB (₽) ₽ in Millions	Mar. 31, 2020	Dec. 31, 2019
Customer accounts and amounts due to banks
Individuals' current/demand accounts	₽ 6,346	₽ 11,553
Legal entities' current/demand accounts	3,829	4,599
Term deposits	2,149	3,251
Due to banks	1,314	2,560
Total customer accounts and amounts due to banks	13,638	21,963
Including long-term deposits	₽ 438	₽ 444